Note 16 - Dividends and Distribution	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of dividends [text block]
16.	DIVIDENDS AND DISTRIBUTION

For the
three
months ended
December 31, 2018,
a dividend of
$0.125
(
2017
-
$0.125
) per common share was declared by Just Energy. This dividend amounted to
$18,662
(
2017
-
$18,357
), which was approved by the Board of Directors and paid out during the period. For the nine
months ended
December 31, 2018,
dividends of
$0.375
(
2017
-
$0.375
) per common share were declared and paid by Just Energy. This amounted to
$55,868
(
2017
-
$55,081
), which was approved by the Board of Directors and paid out during the period.

For the
three
months ended
December 31, 2018,
a distribution of
$0.125
(
2017
-
$0.125
) per common share for share grants was declared by Just Energy. This distribution amounted to
$295
(
2017
-
$302
), which was approved by the Board of Directors and distributed during the period. For the nine
months ended
December 31, 2018,
distributions of
$0.375
(
2017
-
$0.375
) per common share for share grants were declared and paid by Just Energy. This amounted to
$1,263
(
2017
-
$1,013
), which was approved by the Board of Directors and distributed during the period.

For the
three
months ended
December 31, 2018,
a dividend of
US$0.53125
(
2017
-
US$0.53125
) per preferred share was declared by Just Energy. This dividend amounted to
$2,477
(
2017
-
$2,842
), which was approved by the Board of Directors and paid out during the period. For the nine
months ended
December 31, 2018,
dividends of
US$1.0625
(
2017
-
US$1.59375
) per preferred share were declared and paid by Just Energy. This amounted to
$8,895
(
2017
-
$8,658
), which was approved by the Board of Directors and paid out during the period.